Revenues (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenues
Revenue	€ 5,262	€ 5,153	€ 10,314	€ 9,683
EMEA
Revenues
Revenue	3,690	3,554	6,822	6,393
Germany
Revenues
Revenue	1,220	2,023	2,737	3,454
France
Revenues
Revenue	1,160	503	1,749	1,028
Others-EMEA
Revenues
Revenue	1,310	918	2,336	1,911
Asia Pacific
Revenues
Revenue	449	1,001	1,217	1,280
China
Revenues
Revenue	135	808	328	932
South Korea
Revenues
Revenue	181	165	307	256
Others-Asia Pacific
Revenues
Revenue	133	28	582	92
Americas
Revenues
Revenue	1,123	598	2,275	2,010
United States
Revenues
Revenue	1,115	579	2,254	1,831
Others-Americas
Revenues
Revenue	€ 8	€ 19	€ 21	€ 179